UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                  FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
                                 [X] adds new holding entires

Institutional Investment Manager Filing this Report:
Name:       Credo Capital Management, LLC
Address:    225 E. Redwood Street, 2nd Floor
            Baltimore, MD  21202

Form 13F File Number: 28-12753

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Melanie H. Mendoza
Title:      Chief Compliance Officer
Phone:      (410) 244-6200

Signature, Place, and Date of Signing:

Melanie H. Mendoza                Baltimore, MD                  April 9, 2012
--------------------------------------------------------------------------------
[Signature]                       [City, State]                      [Date]

Report Type (Check only one):
[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F information Table Entry Total:         120

Form 13F Information Table Value Total:         679,253


List of Other Included Managers;

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is field, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE

                                 Title
                                 of                    Value      Shares/  Sh/  Put/  Invstmt  Other        Voting Authority
Name of Issuer                   class  CUSIP        (x$1000)     Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
----------------------------------------------------------------------------------------------------------------------------------
Acacia Research Corp.           COM        003881307      2069      49568 SH          Sole                  32710          16858
Advisory Board Co.              COM        00762W107      1914      21603 SH          Sole                  14262           7341
Airgas Inc.                     COM        009363102      5566      62560 SH          Sole                  28614          33946
Akorn Inc.                      COM        009728106      2817     240768 SH          Sole                 158884          81884
Arbitron Inc.                   COM        03875Q108      2166      58568 SH          Sole                  38652          19916
Autodesk Inc.                   COM        052769106      9900     233937 SH          Sole                 106997         126940
Basic Energy Services           COM        06985P100      1847     106454 SH          Sole                  70279          36175
Inc.
Belden Inc.                     COM        077454106      9411     248241 SH          Sole                 123067         125174
Bravo Brio Restaurant           COM        10567B109      2013     100839 SH          Sole                  66544          34295
Group In
Buffalo Wild Wings Inc.         COM        119848109      7713      85052 SH          Sole                  42690          42362
Carrizo Oil & Gas Inc.          COM        144577103      2565      90774 SH          Sole                  59924          30850
Catalyst Health                 COM        14888B103      7307     114661 SH          Sole                  52429          62232
Solutions Inc.
Cavium Inc.                     COM        14964U108      2413      77974 SH          Sole                  51458          26516
Cepheid                         COM        15670R107      1903      45503 SH          Sole                  30040          15463
Cerner Corp.                    COM        156782104     12292     161399 SH          Sole                  73813          87586
Chart Industries Inc.           COM        16115Q308     14122     192584 SH          Sole                  97982          94602
Chipotle Mexican Grill          COM        169656105      9887      23654 SH          Sole                  10817          12837
Inc.
Cogent Communications           COM        19239V302      1705      89368 SH          Sole                  58974          30394
Group In
Coherent Inc.                   COM        192479103      2912      49919 SH          Sole                  32956          16963
Computer Programs &             COM        205306103      2854      50490 SH          Sole                  33319          17171
Systems In
CoreSite Realty Corp.           COM        21870Q105      2165      91776 SH          Sole                  60563          31213
Cree Inc.                       COM        225447101     10101     319343 SH          Sole                 146037         173306
DTS Inc.                        COM        23335C101      2494      82532 SH          Sole                  54463          28069
Deckers Outdoor Corp.           COM        243537107      7337     116368 SH          Sole                  53234          63134
Dick's Sporting Goods           COM        253393102      9356     194596 SH          Sole                  89018         105578
Inc.
Digital Realty Trust            COM        253868103      7946     107427 SH          Sole                  49125          58302
Inc.
Dresser-Rand Group Inc.         COM        261608103      7686     165692 SH          Sole                  75773          89919
Dupont Fabros                   COM        26613Q106      3284     134324 SH          Sole                  88675          45649
Technology Inc.
Edwards Lifesciences            COM        28176E108     10006     137580 SH          Sole                  62890          74690
Corp.
Elizabeth Arden Inc.            COM        28660G106      2871      82082 SH          Sole                  54171          27911
EnerSys Inc.                    COM        29275Y102      2551      73619 SH          Sole                  48599          25020
Equinix Inc.                    COM        29444U502      7202      45741 SH          Sole                  20910          24831
Evercore Partners Inc.          COM        29977A105      3023     104001 SH          Sole                  68658          35343
Finisar Corp.                   COM        31787A507      2064     102407 SH          Sole                  67587          34820
Forward Air Corp.               COM        349853101      2553      69623 SH          Sole                  45948          23675
Fossil Inc.                     COM        349882100      9655      73158 SH          Sole                  33460          39698
Genomic Health Inc.             COM        37244C101      2292      74893 SH          Sole                  49422          25471
Globe Specialty Metals          COM        37954N206      2126     142955 SH          Sole                  94371          48584
Inc.
Green Mountain Coffee           COM        393122106      8703     185797 SH          Sole                  85115         100682
Roasters
Greenhill & Co.                 COM        395259104      8779     201172 SH          Sole                  91973         109199
Gulfport Energy Corp.           COM        402635304      2430      83445 SH          Sole                  55070          28375
Harman International            COM        413086109      7980     170486 SH          Sole                  77975          92511
Industrie
Helix Energy Solutions          COM        42330P107      2095     117672 SH          Sole                  77681          39991
Group I
Higher One Holdings             COM        42983D104      2477     165700 SH          Sole                 109354          56346
Inc.
Huntsman Corp.                  COM        447011107      7842     559775 SH          Sole                 256041         303734
IPC The Hospitalist Co.         COM        44984A105      2620      70986 SH          Sole                  46844          24142
Inc.
Illumina Inc.                   COM        452327109      6641     126234 SH          Sole                  57722          68512
Insulet Corp.                   COM        45784P101      2895     151232 SH          Sole                  99799          51433
InterMune Inc.                  COM        45884X103      2472     168538 SH          Sole                 111219          57319
Interface Inc.                  COM        458665106      2705     193917 SH          Sole                 127976          65941
K12 Inc.                        COM        48273U102      2665     112789 SH          Sole                  74430          38359
Key Energy Services             COM        492914106      8980     581198 SH          Sole                 265897         315301
Inc.
Koppers Holdings Inc.           COM        50060P106      2776      71989 SH          Sole                  47509          24480
LKQ Corp.                       COM        501889208      8986     288283 SH          Sole                 131838         156445
Legg Mason Inc.                 COM        524901105      9816     351454 SH          Sole                 160734         190720
Life Time Fitness Inc.          COM        53217R207      2455      48541 SH          Sole                  32035          16506
Littelfuse Inc.                 COM        537008104      2734      43610 SH          Sole                  28790          14820
Lufkin Industries Inc.          COM        549764108      2661      32999 SH          Sole                  21786          11213
Luminex Corp.                   COM        55027E102      2106      90194 SH          Sole                  59523          30671
Manitowoc Co.                   COM        563571108     10577     763164 SH          Sole                 385381         377783
ManpowerGroup                   COM        56418H100      7916     167115 SH          Sole                  76426          90689
Marten Transport Ltd.           COM        573075108      2355     106684 SH          Sole                  70427          36257
Maxwell Technologies            COM        577767106      2452     133770 SH          Sole                  88310          45460
Inc.
Medidata Solutions Inc.         COM        58471A105      1688      63371 SH          Sole                  41822          21549
MetroPCS Communications         COM        591708102      4234     469384 SH          Sole                 215137         254247
Inc.
Microsemi Corp.                 COM        595137100      1689      78799 SH          Sole                  52005          26794
Modine Manufacturing            COM        607828100      1956     221547 SH          Sole                 146255          75292
Co.
Monotype Imaging                COM        61022P100      1956     131301 SH          Sole                  86652          44649
Holdings Inc.
Monro Muffler Brake             COM        610236101      2577      62106 SH          Sole                  41244          20862
Inc.
NetScout Systems Inc.           COM        64115T104      1629      80080 SH          Sole                  52868          27212
Nordstrom Inc.                  COM        655664100      1704      30589 SH          Sole                                 30589
Nuance Communications           COM        67020Y100      8063     315226 SH          Sole                 144160         171066
Inc.
OPNET Technologies Inc.         COM        683757108      1767      60914 SH          Sole                  40213          20701
Oil States                      COM        678026105      9697     124223 SH          Sole                  57432          66791
International Inc.
Omnicare Inc.                   COM        681904108     10643     299203 SH          Sole                 136854         162349
Onyx Pharmaceuticals            COM        683399109      1834      48686 SH          Sole                  32128          16558
Inc.
Optimer Pharmaceuticals         COM        68401H104      2986     214848 SH          Sole                 141779          73069
Inc.
PVH Corp.                       COM        693656100      8741      97849 SH          Sole                  44746          53103
Par Pharmaceutical Cos.         COM        69888P106      1972      50928 SH          Sole                  33610          17318
Inc.
Parametric Technology           COM        699173209      7781     278476 SH          Sole                 127354         151122
Corp.
Peet's Coffee & Tea             COM        705560100      2555      34666 SH          Sole                  22876          11790
Inc.
Pegasystems Inc.                COM        705573103     10261     268885 SH          Sole                 135978         132907
Pioneer Drilling Co.            COM        723655106      2188     248584 SH          Sole                 164058          84526
Plains Exploration &            COM        726505100     11383     266882 SH          Sole                 122010         144872
Productio
Polycom Inc.                    COM        73172K104      8031     421116 SH          Sole                 192650         228466
Power Intergrations             COM        739276103      2406      64814 SH          Sole                  42788          22026
Inc.
Quanta Services Inc.            COM        74762E102     10301     492884 SH          Sole                 225393         267491
RBC Bearings Inc.               COM        75524B104      2055      44554 SH          Sole                  29401          15153
Rackspace Hosting Inc.          COM        750086100      6878     119021 SH          Sole                  54438          64583
RealD Inc.                      COM        75604L105      1864     138086 SH          Sole                  91133          46953
Reliance Steel And              COM        759509102     10884     192708 SH          Sole                  88144         104564
Aluminum
Robert Half                     COM        770323103     10147     334892 SH          Sole                 153099         181793
International Inc.
Rovi Corp.                      COM        779376102      9183     282135 SH          Sole                 128954         153181
Rue21 Inc.                      COM        781295100      3381     115239 SH          Sole                  76052          39187
SPX Corp.                       COM        784635104      8024     103496 SH          Sole                  47332          56164
Salix Pharmaceuticals           COM        795435106      8143     155108 SH          Sole                  70900          84208
Ltd.
Snyders-Lance Inc.              COM        833551104      9156     354178 SH          Sole                 161924         192254
Sourcefire Inc.                 COM        83616T108      2595      53924 SH          Sole                  35587          18337
Stifel Financial Corp.          COM        860630102     11462     302901 SH          Sole                 149947         152954
Superior Energy                 COM        868157108      9589     363754 SH          Sole                 166359         197395
Services
Tiffany & Co.                   COM        886547108      6965     100758 SH          Sole                  46080          54678
Timken Co.                      COM        887389104      9773     192615 SH          Sole                  88298         104317
TreeHouse Foods Inc.            COM        89469A104     13032     219027 SH          Sole                 109671         109356
Trimble Navigation Ltd.         COM        896239100      8792     161564 SH          Sole                  80019          81545
Trinity Industries Inc.         COM        896522109      9783     296918 SH          Sole                 135780         161138
True Religion Apparel           COM        89784N104      2379      86836 SH          Sole                  57326          29510
Inc.
Ultimate Software Group         COM        90385D107      2639      36008 SH          Sole                  23764          12244
Inc.
Ultratech Inc.                  COM        904034105      2325      80216 SH          Sole                  52956          27260
Under Armour Inc.               COM        904311107      8763      93226 SH          Sole                  42639          50587
Valmont Industries Inc.         COM        920253101      9981      85013 SH          Sole                  38970          46043
Vera Bradley Inc.               COM        92335C106     10547     349338 SH          Sole                 177930         171408
VeriFone Systems Inc.           COM        92342Y109     11449     220721 SH          Sole                 100974         119747
Volcano Corp.                   COM        928645100      2617      92317 SH          Sole                  60920          31397
Watson Pharmaceuticals          COM        942683103      8380     124968 SH          Sole                  57158          67810
Inc.
Wesco International             COM        95082P105      8689     133036 SH          Sole                  64624          68412
Inc.
Western Union Co.               COM        959802109     10867     617469 SH          Sole                 286246         331223
Wright Express Corp.            COM        98233Q105      2527      39036 SH          Sole                  25760          13276
Zumiez Inc.                     COM        989817101      2426      67187 SH          Sole                  44340          22847
athenahealth Inc.               COM        04685W103      1914      25826 SH          Sole                  17044           8782
lululemon athletica             COM        550021109     11789     157857 SH          Sole                  83401          74456
inc.
REPORT SUMMARY            120 DATA RECORDS          679253               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

